Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Sep. 11, 2009		Jun. 19, 2009		Mar. 27, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Financial Information [Line Items]
REVENUES																	$ 4,428.0	$ 4,135.0	$ 5,108.0
HOST HOTELS & RESORTS, INC.
Quarterly Financial Information [Line Items]
REVENUES	1,003.0		1,112.0		822.0		901.0		1,049.0		862.0		1,491.0		1,323.0		4,428.0	4,135.0	5,108.0
Operating profit (loss)	23		110		(1)		(8)		104		20		91		33		223	149	741
Income (loss) from continuing operations	(61)		19		(82)		(67)		(11)		(54)		(4)		(65)		(128)	(197)	382
Income (loss) from discontinued operations					(2)		9		(58)		(6)		(2)		(6)		(4)	(61)	32
Net income (loss)	(61)		19		(84)		(58)		(69)		(60)		(6)		(71)		(132)	(258)	414
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(58.0)		18.0		(84.0)		(55.0)		(68.0)		(59.0)		(6.0)		(70.0)		(130.0)	(252.0)	395.0
Net income (loss) available to common stockholders	(58)		12		(86)		(57)		(70)		(61)		(6)		(73)		(138)	(261)	386
Basic income (loss) per common share:
Continuing operations	$ (0.09)		$ 0.02		$ (0.13)		$ (0.11)		$ (0.02)		$ (0.11)		$ (0.01)		$ (0.11)		$ (0.20)	$ (0.34)	$ 0.68
Discontinued operations							$ 0.02		$ (0.10)		$ (0.01)				$ (0.01)		$ (0.01)	$ (0.11)	$ 0.06
Basic earnings (loss) per common share	$ (0.09)		$ 0.02		$ (0.13)		$ (0.09)		$ (0.12)		$ (0.12)		$ (0.01)		$ (0.12)		$ (0.21)	$ (0.45)	$ 0.74
Diluted income (loss) per common share:
Continuing operations							$ (0.11)		$ (0.02)		$ (0.11)				$ (0.11)		$ (0.20)	$ (0.34)	$ 0.66
Continuing operations	$ (0.09)		$ 0.02		$ (0.13)		$ (0.11)		$ (0.02)		$ (0.11)		$ (0.01)		$ (0.11)		$ (0.20)	$ (0.34)	$ 0.68
Discontinued operations							$ 0.02		$ (0.10)		$ (0.01)				$ (0.01)		$ (0.01)	$ (0.11)	$ 0.06
Diluted earnings (loss) per common share	$ (0.09)		$ 0.02		$ (0.13)		$ (0.09)		$ (0.12)		$ (0.12)		$ (0.01)		$ (0.12)		$ (0.21)	$ (0.45)	$ 0.72
HOST HOTELS & RESORTS L.P.
Quarterly Financial Information [Line Items]
REVENUES																	4,428.0	4,135.0	5,108.0
Operating profit (loss)																	223	149	741
Income (loss) from continuing operations																	(128)	(197)	382
Income (loss) from discontinued operations																	(4)	(61)	32
Net income (loss)																	(132)	(258)	414
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(59.0)	[1]	18.0	[1]	(85.0)	[1]	(56.0)	[1]	(69.0)	[1]	(60.0)	[1]	(6.0)	[1]	(72.0)	[1]	(132.0)	(257.0)	411.0
Net income (loss) available to common unitholders	$ (59)	[1]	$ 12	[1]	$ (87)	[1]	$ (58)	[1]	$ (71)	[1]	$ (62)	[1]	$ (6)	[1]	$ (75)	[1]	$ (140)	$ (266)	$ 402
Basic income (loss) per common unit:
Continuing operations	(0.09)	[1]	0.02	[1]	(0.14)	[1]	(0.11)	[1]	(0.02)	[1]	(0.11)	[1]	(0.01)	[1]	(0.11)	[1]	(0.21)	(0.34)	0.68
Discontinued operations							0.02	[1]	(0.10)	[1]	(0.01)	[1]			(0.01)	[1]		(0.10)	0.06
Basic earnings (loss) per common unit	(0.09)	[1]	0.02	[1]	(0.14)	[1]	(0.09)	[1]	(0.12)	[1]	(0.12)	[1]	(0.01)	[1]	(0.12)	[1]	(0.21)	(0.44)	0.74
Diluted income (loss) per common unit:
Continuing operations	(0.09)	[1]	0.02	[1]	(0.14)	[1]	(0.11)	[1]	(0.02)	[1]	(0.11)	[1]	(0.01)	[1]	(0.11)	[1]	(0.21)	(0.35)	0.66
Discontinued operations							0.02	[1]	(0.10)	[1]	(0.01)	[1]			(0.01)	[1]		(0.10)	0.06
Diluted earnings (loss) per common unit	(0.09)	[1]	0.02	[1]	(0.14)	[1]	(0.09)	[1]	(0.12)	[1]	(0.12)	[1]	(0.01)	[1]	(0.12)	[1]	(0.21)	(0.45)	0.72

[1]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.